Loans and borrowings - Other borrowings (Details) - Letters of credit	Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about borrowings
Aggregated amount	¥ 575,578,000
Minimum
Disclosure of detailed information about borrowings
Interest rate	2.066%
Maximum
Disclosure of detailed information about borrowings
Interest rate	2.20%